VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—79.3%
Auto Manufacturers—2.2%
Ford Motor Co. 0.000%, 3/15/26(1)	$ 1,755	$ 1,601
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)(2)	1,060	579
Rivian Automotive, Inc.
144A 4.625%, 3/15/29(1)(2)	1,295	1,362
144A 3.625%, 10/15/30(1)(2)	775	704
		4,246

Automotive Parts & Equipment—0.5%
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)(2)	1,590	921
Banks—2.1%
Barclays Bank plc 0.000%, 2/18/25(1)	2,135	2,200
BofA Finance LLC 0.600%, 5/25/27(1)	1,750	1,805
		4,005

Biotechnology—2.1%
Bridgebio Pharma, Inc.
2.500%, 3/15/27(1)	880	832
2.250%, 2/1/29(1)	740	541
Insmed, Inc.
1.750%, 1/15/25(1)	1,275	1,257
0.750%, 6/1/28(1)	700	674
Sarepta Therapeutics, Inc. 1.250%, 9/15/27(1)	930	792
		4,096

Commercial Services—5.1%
Affirm Holdings, Inc. 0.000%, 11/15/26(1)(3)	3,965	2,827
Block, Inc. 0.125%, 3/1/25(1)	3,145	2,897
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)(3)	2,130	1,691
Shift4 Payments, Inc. 0.500%, 8/1/27(1)	2,035	1,589
Stride, Inc. 1.125%, 9/1/27(1)	615	727
		9,731

Computers—6.0%
CyberArk Software Ltd. 0.000%, 11/15/24(1)	505	577
Lumentum Holdings, Inc.
0.250%, 3/15/24(1)	990	967
144A 1.500%, 12/15/29(1)(2)	1,115	923
Parsons Corp. 0.250%, 8/15/25(1)	1,580	2,060
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)(2)	3,150	3,265
Varonis Systems, Inc. 1.250%, 8/15/25(1)	1,340	1,659
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25(1)	$ 1,715	$ 2,089
		11,540

Electric Utilities—3.4%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)(2)	2,550	2,476
Southern Co. (The) 144A 3.875%, 12/15/25(1)(2)	4,200	4,120
		6,596

Electronics—1.2%
Advanced Energy Industries, Inc. 144A 2.500%, 9/15/28(1)(2)	1,650	1,524
Vishay Intertechnology, Inc. 144A 2.250%, 9/15/30(1)(2)	770	705
		2,229

Energy-Alternate Sources—1.5%
Array Technologies, Inc. 1.000%, 12/1/28(1)	1,200	1,154
Sunnova Energy International, Inc. 2.625%, 2/15/28(1)	3,585	1,724
		2,878

Engineering & Construction—2.2%
Fluor Corp. 144A 1.125%, 8/15/29(1)(2)	2,785	2,677
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)(2)	1,495	1,598
		4,275

Entertainment—5.8%
DraftKings Holdings, Inc. 0.000%, 3/15/28(1)(3)	3,505	2,604
IMAX Corp. 0.500%, 4/1/26(1)	2,595	2,350
Live Nation Entertainment, Inc.
2.000%, 2/15/25(1)	2,630	2,643
144A 3.125%, 1/15/29(1)(2)	1,105	1,110
Penn Entertainment, Inc. 2.750%, 5/15/26(1)	500	548
Vail Resorts, Inc. 0.000%, 1/1/26(1)	2,225	1,934
		11,189

Environmental Services—1.0%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)(2)	1,940	1,877
Financial Services—1.7%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)(2)	2,305	1,946
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Financial Services—continued
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27(1)	$ 1,200	$ 1,323
		3,269

Health Care REITs—2.5%
Welltower OP LLC 144A 2.750%, 5/15/28(1)(2)	4,565	4,679
Healthcare-Products—2.7%
Alphatec Holdings, Inc. 0.750%, 8/1/26(1)	1,400	1,189
Exact Sciences Corp. 0.375%, 3/15/27(1)	2,280	1,981
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)(2)	865	949
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)(2)	470	521
Natera, Inc. 2.250%, 5/1/27(1)	410	498
		5,138

Internet—8.6%
Booking Holdings, Inc. 0.750%, 5/1/25(1)	875	1,333
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)(2)	1,160	937
Palo Alto Networks, Inc. 0.375%, 6/1/25(1)	2,065	5,043
Uber Technologies, Inc. 0.000%, 12/15/25(1)(3)	4,610	4,190
Wayfair, Inc.
1.125%, 11/1/24(1)	1,480	1,379
1.000%, 8/15/26(1)	1,910	1,434
3.250%, 9/15/27(1)	480	460
Zillow Group, Inc. 2.750%, 5/15/25(1)	1,800	1,743
		16,519

Leisure Time—2.1%
NCL Corp., Ltd. 1.125%, 2/15/27(1)	3,000	2,325
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23(1)	815	830
6.000%, 8/15/25(1)	505	922
		4,077

Media—5.1%
DISH Network Corp. 0.000%, 12/15/25(1)	1,035	631
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)(2)	5,100	5,059
Liberty Media Corp. 144A 3.750%, 3/15/28(1)(2)	1,515	1,647
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27(1)	2,380	2,385
		9,722

	Par Value	Value

Mining—0.4%
SSR Mining, Inc. 2.500%, 4/1/39(1)	$ 650	$ 668
Miscellaneous Manufacturing—1.5%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)(2)	2,660	2,856
Oil, Gas & Consumable Fuels—2.2%
EQT Corp. 1.750%, 5/1/26(1)	420	1,217
Northern Oil & Gas, Inc. 3.625%, 4/15/29(1)	1,025	1,207
Permian Resources Operating LLC 3.250%, 4/1/28(1)	215	528
Pioneer Natural Resources Co. 0.250%, 5/15/25(1)	515	1,313
		4,265

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25(1)	970	983
Pharmaceuticals—2.0%
Amphastar Pharmaceuticals, Inc. 144A 2.000%, 3/15/29(1)(2)	1,405	1,368
Dexcom, Inc. 144A 0.375%, 5/15/28(2)	785	690
Jazz Investments I Ltd. 2.000%, 6/15/26(1)	785	793
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)(2)	790	919
		3,770

Retail—0.6%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)(2)	465	496
Shake Shack, Inc. 0.000%, 3/1/28(1)(3)	980	713
		1,209

Semiconductors—2.8%
Impinj, Inc. 1.125%, 5/15/27	245	226
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(1)	1,195	1,240
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)(2)	2,355	2,061
SMART Global Holdings, Inc. 2.000%, 2/1/29(1)	235	205
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)(2)	640	680
Wolfspeed, Inc. 0.250%, 2/15/28(1)	1,665	1,031
		5,443

Software—12.7%
Akamai Technologies, Inc. 0.125%, 5/1/25(1)	3,150	3,646

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Software—continued
Bentley Systems, Inc. 0.125%, 1/15/26(1)	$ 2,870	$ 2,719
BILL Holdings, Inc.
0.000%, 12/1/25(1)	2,445	2,320
0.000%, 4/1/27(1)(3)	520	413
Confluent, Inc. 0.000%, 1/15/27(1)(3)	1,765	1,420
CSG Systems International, Inc. 144A 3.875%, 9/15/28(1)(2)	465	431
Datadog, Inc. 0.125%, 6/15/25(1)	530	583
HubSpot, Inc. 0.375%, 6/1/25(1)	435	679
MicroStrategy, Inc. 0.750%, 12/15/25(1)	1,410	1,757
MongoDB, Inc. 0.250%, 1/15/26(1)	1,030	1,755
Nutanix, Inc. 0.250%, 10/1/27(1)	560	501
Splunk, Inc.
1.125%, 9/15/25(1)	1,360	1,461
1.125%, 6/15/27(1)	1,695	1,602
Tyler Technologies, Inc. 0.250%, 3/15/26(1)	2,870	2,724
Workiva, Inc. 144A 1.250%, 8/15/28(1)(2)	2,510	2,270
		24,281

Transportation—0.8%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(1)(2)	1,740	1,606
Total Convertible Bonds and Notes (Identified Cost $162,199)		152,068

Corporate Bonds and Notes—19.7%
Aerospace & Defense—0.7%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	435	403
TransDigm, Inc. 144A 6.750%, 8/15/28(1)(2)	665	646
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(2)	310	301
		1,350

Auto Manufacturers—0.4%
Ford Motor Co.
9.625%, 4/22/30(1)	460	513
7.450%, 7/16/31(1)	250	252
		765

Automotive Parts & Equipment—1.1%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(2)	400	389
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(1)	250	236
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	645	635
	Par Value	Value

Automotive Parts & Equipment—continued
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25(1)	$ 250	$ 253
5.250%, 4/30/31(1)	265	218
5.250%, 7/15/31(1)	500	407
		2,138

Building Materials—0.3%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	245	224
Griffon Corp. 5.750%, 3/1/28(1)	455	411
		635

Chemicals—0.2%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	350	296
Commercial Services—0.7%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)(2)	250	214
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)(2)	420	360
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)(2)	320	301
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)(2)	260	186
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)(2)	360	309
		1,370

Computers—0.6%
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	275	220
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)(2)	330	284
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)(2)	655	666
		1,170

Containers & Packaging—0.4%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)(2)	340	319
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	315	288
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	215	179
		786

Diversified REITS—0.4%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(2)	320	310
144A 5.250%, 7/15/30(1)(2)	425	369
		679

Electric Utilities—0.2%
PG&E Corp. 5.250%, 7/1/30(1)	460	403

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.3%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	$ 500	$ 497
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	400	339
Entertainment—1.3%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	785	778
144A 7.000%, 2/15/30(1)(2)	230	222
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)(2)	230	205
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	320	312
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	410	270
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	425	414
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	390	340
		2,541

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	580	508
Financial Services—0.8%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	290	256
144A 5.750%, 11/15/31(1)(2)	145	121
Navient Corp.
6.750%, 6/15/26(1)	375	356
9.375%, 7/25/30(1)	220	207
OneMain Finance Corp. 9.000%, 1/15/29(1)	440	428
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	220	181
		1,549

Food & Beverage—0.2%
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)(2)	450	401
Healthcare-Products—0.3%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	605	515
Healthcare-Services—0.6%
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	345	336
Tenet Healthcare Corp. 6.125%, 10/1/28(1)	905	839
		1,175

Hotel & Resort REITs—0.3%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(2)	260	234
	Par Value	Value

Hotel & Resort REITs—continued
Service Properties Trust 7.500%, 9/15/25(1)	$ 445	$ 432
		666

Housewares—0.2%
Newell Brands, Inc. 6.625%, 9/15/29(1)	340	313
Internet—0.7%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	550	535
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	235	237
144A 7.500%, 9/15/27(1)(2)	370	371
144A 6.250%, 1/15/28(1)(2)	215	207
		1,350

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	435	372
Leisure Time—0.6%
Carnival Corp. 144A 10.500%, 6/1/30(1)(2)	405	411
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)(2)	340	337
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(2)	35	37
144A 11.625%, 8/15/27(1)(2)	275	298
		1,083

Machinery-Construction & Mining—0.2%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)	370	324
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	455	447
Media—2.0%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	475	435
144A 7.375%, 3/1/31(1)(2)	575	543
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	350	307
DISH Network Corp. 144A 11.750%, 11/15/27(1)(2)	430	426
Gray Television, Inc.
144A 7.000%, 5/15/27(1)(2)	450	382
144A 4.750%, 10/15/30(1)(2)	295	189
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	445	400
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	450	383
TEGNA, Inc. 5.000%, 9/15/29(1)	280	234

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Media—continued
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	$ 565	$ 500
		3,799

Mining—0.3%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(2)	215	212
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	465	416
		628

Oil, Gas & Consumable Fuels—2.1%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)(2)	213	216
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)(2)	510	504
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)(2)	530	525
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	525	530
CNX Resources Corp.
144A 7.250%, 3/14/27(1)(2)	255	251
144A 7.375%, 1/15/31(1)(2)	230	220
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	305	303
SM Energy Co. 6.500%, 7/15/28(1)	530	510
USA Compression Partners LP 6.875%, 9/1/27(1)	415	398
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	525	530
		3,987

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	235
Passenger Airlines—0.2%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(2)	300	318
Personal Care Product—0.2%
Coty, Inc. 144A 6.500%, 4/15/26(1)(2)	365	360
Pharmaceuticals—0.2%
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	235	204
Organon & Co. 144A 5.125%, 4/30/31(1)(2)	290	227
		431

Pipelines—0.8%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)(2)	290	263
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)	605	586
	Par Value	Value

Pipelines—continued
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)(2)	$ 215	$ 211
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)(2)	290	283
NuStar Logistics LP 6.375%, 10/1/30(1)	305	282
		1,625

Real Estate—0.1%
Kennedy-Wilson, Inc. 5.000%, 3/1/31(1)	395	283
Retail—0.5%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	330	306
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)(2)	435	415
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)(2)	300	246
		967

Semiconductors—0.4%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	225	219
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)(2)	505	462
		681

Software—0.4%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)(2)	205	203
Central Parent LLC 144A 8.000%, 6/15/29(1)(2)	310	306
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)(2)	300	253
		762

Telecommunications—0.4%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	445	424
Hughes Satellite Systems Corp. 6.625%, 8/1/26(1)	400	339
		763

Transportation—0.6%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)(2)	350	360
144A 5.500%, 5/1/28(1)(2)	470	427
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	475	463
		1,250

Total Corporate Bonds and Notes (Identified Cost $40,914)		37,761

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—5.8%
Banks—2.9%
Wells Fargo & Co. Series L, 7.500%(1)	5,310	$ 5,609
Electric Utilities—0.7%
NextEra Energy, Inc., 6.926%(1)	33,845	1,271
Financial Services—0.9%
Apollo Global Management, Inc., 6.750%(1)	36,280	1,745
Machinery—1.3%
Chart Industries, Inc. Series B, 6.750%(1)	19,640	966
RBC Bearings, Inc. Series A, 5.000%(1)	14,900	1,567
		2,533

Total Convertible Preferred Stocks (Identified Cost $12,553)		11,158

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (4)(5)(6)	1,848	157
Total Preferred Stock (Identified Cost $181)		157

Common Stocks—38.1%
Aerospace & Defense—0.5%
Boeing Co. (The)(5)	1,820	340
RTX Corp.(7)	7,815	636
		976

Air Freight & Logistics—0.9%
FedEx Corp.(7)	7,505	1,802
Automobiles—1.3%
Tesla, Inc.(1)(5)(7)	12,358	2,482
Banks—1.5%
CCF Holdings LLC (4)(5)	1,026,972	678
CCF Holdings LLC Class M(4)(5)	219,990	145
JPMorgan Chase & Co.(7)	6,755	939
Wells Fargo & Co.(1)	28,890	1,149
		2,911

Broadline Retail—2.1%
Alibaba Group Holding Ltd. Sponsored ADR(5)	4,155	343
Amazon.com, Inc.(1)(5)	27,090	3,605
		3,948

Capital Markets—1.2%
CME Group, Inc. Class A(1)	3,965	846
Moody’s Corp.(7)	4,930	1,519
		2,365

Chemicals—1.1%
DuPont de Nemours, Inc.(1)	17,790	1,297
	Shares	Value

Chemicals—continued
Sherwin-Williams Co. (The)(1)	3,505	$ 835
		2,132

Communications Equipment—0.4%
Cisco Systems, Inc.(1)	12,995	677
Consumer Finance—0.5%
Capital One Financial Corp.	9,300	942
Consumer Staples Distribution & Retail—0.7%
Costco Wholesale Corp.	1,780	983
Target Corp.(1)	2,480	275
		1,258

Electric Utilities—1.0%
Exelon Corp.(1)	48,685	1,896
Electrical Equipment—0.2%
Eaton Corp. plc	915	190
Generac Holdings, Inc.(1)(5)	2,070	174
Plug Power, Inc.(1)(5)	18,725	111
		475

Entertainment—0.4%
LiveStyle, Inc. (4)(5)(6)	13,574	—
Netflix, Inc.(5)	1,895	780
		780

Financial Services—1.7%
Global Payments, Inc.	7,700	818
Mastercard, Inc. Class A(7)	6,535	2,459
		3,277

Ground Transportation—1.3%
Uber Technologies, Inc.(5)	17,925	776
Union Pacific Corp.(1)	8,200	1,702
		2,478

Healthcare Equipment & Supplies—0.8%
Abbott Laboratories(1)	5,680	537
Align Technology, Inc.(5)(7)	1,357	250
Boston Scientific Corp.(5)	13,450	689
		1,476

Healthcare Providers & Services—1.8%
McKesson Corp.	2,270	1,034
UnitedHealth Group, Inc.(7)	4,537	2,430
		3,464

Hotels, Restaurants & Leisure—1.6%
Chipotle Mexican Grill, Inc. Class A(5)(7)	445	864
Las Vegas Sands Corp.	19,325	917
Starbucks Corp.	9,125	842
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Shares	Value

Hotels, Restaurants & Leisure—continued
Trip.com Group Ltd. ADR(5)(7)	10,920	$ 371
		2,994

Insurance—0.6%
Aon plc Class A(1)(7)	3,725	1,153
Interactive Media & Services—2.7%
Alphabet, Inc. Class A(1)(5)(7)	33,120	4,109
Meta Platforms, Inc. Class A(5)(7)	3,880	1,169
		5,278

IT Services—0.1%
EPAM Systems, Inc.(1)(5)	857	186
Life Sciences Tools & Services—1.1%
IQVIA Holdings, Inc.(1)(5)	4,935	892
Thermo Fisher Scientific, Inc.(5)	2,735	1,217
		2,109

Oil, Gas & Consumable Fuels—1.0%
Chevron Corp.	7,160	1,043
Devon Energy Corp.(1)	18,670	870
		1,913

Pharmaceuticals—0.5%
Eli Lilly & Co.	1,845	1,022
Semiconductors & Semiconductor Equipment—2.8%
Advanced Micro Devices, Inc.(5)	6,915	681
Marvell Technology, Inc.	16,534	781
Micron Technology, Inc.(1)(7)	16,235	1,085
NVIDIA Corp.(7)	5,814	2,371
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(7)	6,405	553
		5,471

Software—5.4%
Adobe, Inc. (1)(5)	3,075	1,636
Atlassian Corp. Class A(1)(5)	2,390	432
Crowdstrike Holdings, Inc. Class A(1)(5)	7,510	1,328
Intuit, Inc.	2,080	1,030
Microsoft Corp.	14,656	4,955
Salesforce, Inc.(5)	1,795	360
ServiceNow, Inc.(5)(7)	1,140	663
		10,404

Specialized REITs—0.5%
American Tower Corp.(1)	4,875	869
Specialty Retail—2.1%
AutoZone, Inc.(5)(7)	475	1,177
Home Depot, Inc. (The)(1)	4,340	1,236
TJX Cos., Inc. (The)	17,900	1,576
		3,989

	Shares	Value

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	19,220	$ 3,282
Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc. Class B(1)	10,450	1,074
Total Common Stocks (Identified Cost $84,723)		73,083

Warrant—0.1%
Banks—0.1%
CCF Holdings LLC, 4/1/24(4)(5)	363,920	142
Total Warrant (Identified Cost $—)		142

Equity-Linked Note—0.5%
Financial Services—0.5%
Goldman Sachs Finance Corp.(1)(4)	1,130,000	1,001
Total Equity-Linked Note (Identified Cost $1,158)		1,001

Total Long-Term Investments—143.6% (Identified Cost $301,728)		275,370

Short-Term Investment—5.0%
Money Market Mutual Fund—5.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.242%)(8)	9,591,683	9,592
Total Short-Term Investment (Identified Cost $9,592)		9,592

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—148.6% (Identified Cost $311,320)		284,962

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $22)	(10)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—148.6% (Identified Cost $311,298)	$284,952
Other assets and liabilities, net—(48.6)%	(93,183)
NET ASSETS—100.0%	$191,769

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $212,532.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities amounted to a value of $85,094 or 44.4% of net assets.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $15,174.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Cayman Islands	2
Canada	2
Bermuda	2
United Kingdom	1
Liberia	1
Total	100%
† % of total investments, net of written options, as of October 31, 2023.
Open written options contracts as of October 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Align Technology, Inc.	(7)	$(245)	$350.00	12/15/23	$—
Alphabet, Inc.	(173)	(2,422)	140.00	11/17/23	(2)
Aon plc	(9)	(297)	330.00	11/17/23	(1)
AutoZone, Inc.	(2)	(550)	2,750.00	11/17/23	(—) (3)
Chevron Corp.	(68)	(1,156)	170.00	12/15/23	(1)
Chipotle Mexican Grill, Inc.	(2)	(430)	2,150.00	11/17/23	(—) (3)
FedEx Corp.	(38)	(1,026)	270.00	11/17/23	(—) (3)
JPMorgan Chase & Co.	(64)	(1,056)	165.00	11/17/23	(—) (3)
Mastercard, Inc.	(62)	(2,511)	405.00	11/17/23	(1)
Meta Platforms, Inc.	(19)	(627)	330.00	11/17/23	(2)
Micron Technology, Inc.	(55)	(426)	77.50	11/17/23	(—) (3)
Moody’s Corp.	(47)	(1,645)	350.00	11/17/23	(1)
NVIDIA Corp.	(29)	(1,479)	510.00	11/17/23	(—) (3)
RTX Corp.	(74)	(740)	100.00	11/17/23	(—) (3)
ServiceNow, Inc.	(6)	(390)	650.00	11/17/23	(1)
Taiwan Semiconductor Manufacturing Co., Ltd.	(45)	(495)	110.00	11/17/23	(—) (3)
Tesla, Inc.	(87)	(3,132)	360.00	11/17/23	(—) (3)
Trip.com Group Ltd.	(104)	(395)	38.00	11/17/23	(1)
UnitedHealth Group, Inc.	(11)	(638)	580.00	11/17/23	(—) (3)
Total Written Options					$(10)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$152,068	$—	$152,068	$—
Corporate Bonds and Notes	37,761	—	37,761	—
Equity Securities:
Convertible Preferred Stocks	11,158	11,158	—	—
Preferred Stock	157	—	—	157
Common Stocks	73,083	72,260	—	823(1)
Warrant	142	—	—	142
Equity-Linked Note	1,001	—	—	1,001
Money Market Mutual Fund	9,592	9,592	—	—
Total Assets	284,962	93,010	189,829	2,123
Liabilities:
Other Financial Instruments:
Written Options	(10)	(6)	(4)	—
Total Liabilities	(10)	(6)	(4)	—
Total Investments, Net of Written Options	$284,952	$93,004	$189,825	$2,123

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Note	Common Stocks	Preferred Stocks	Warrant
Investments in Securities
Balance as of January 31, 2023:	$ 4,189	$ 3,152	$ 760	$ 139	$ 138
Accrued discount/(premium)	—(a)	—(a)	—	—	—
Net realized gain (loss)	(309)	(309)	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(134)	(219)	63	18	4
Purchases	129	129	—	—	—
Sales(c)	(1,752)	(1,752)	—	—	—
Balance as of October 31, 2023	$ 2,123	$ 1,001	$ 823(d)	$ 157	$ 142
(a) Amount is less than $500 (not in thousands).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023, was $(134).
(c) Includes paydowns on securities.
(d) Includes internally fair valued securities currently priced at zero ($0).
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2023:
Investments in Securities – Assets	Ending Balance at October 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$157	Discounted cash flows liquidation approach	Discount rate	28.04% (25.90% - 30.09%)

Common Stocks:
CCF Holdings LLC	$678	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$145	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%

Warrant:
CCF Holdings LLC	$142	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	45.63%

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.